Shareholder Report, Holdings (Details)	Sep. 30, 2025
Schwab Ariel Opportunities ETF | OneSpaWorld Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Schwab Ariel Opportunities ETF | Brink's Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Schwab Ariel Opportunities ETF | Norwegian Cruise Line Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Schwab Ariel Opportunities ETF | Lindblad Expeditions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab Ariel Opportunities ETF | Resideo Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Schwab Ariel Opportunities ETF | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab Ariel Opportunities ETF | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Schwab Ariel Opportunities ETF | First American Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab Ariel Opportunities ETF | Northern Trust Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Schwab Ariel Opportunities ETF | Generac Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab Ariel Opportunities ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
Schwab Ariel Opportunities ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Schwab Ariel Opportunities ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
Schwab Ariel Opportunities ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Schwab Ariel Opportunities ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Schwab Ariel Opportunities ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Schwab Ariel Opportunities ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Schwab Ariel Opportunities ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Schwab Ariel Opportunities ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Schwab Ariel Opportunities ETF | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
Schwab Crypto Thematic ETF | Cipher Mining, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Schwab Crypto Thematic ETF | IREN Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Schwab Crypto Thematic ETF | Hive Digital Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Schwab Crypto Thematic ETF | Bitfarms Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Schwab Crypto Thematic ETF | Galaxy Digital, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Schwab Crypto Thematic ETF | Bitdeer Technologies Group, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Schwab Crypto Thematic ETF | Cleanspark, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Schwab Crypto Thematic ETF | BitMine Immersion Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Schwab Crypto Thematic ETF | Hut 8 Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab Crypto Thematic ETF | Coinbase Global, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab Crypto Thematic ETF | Application Software [Member]
Holdings [Line Items]
Percent of Total Investments	60.90%	[2]
Schwab Crypto Thematic ETF | Asset Management & Custody Bank [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[2]
Schwab Crypto Thematic ETF | Investment Banking & Brokerage [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[2]
Schwab Crypto Thematic ETF | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1],[2]
Schwab Crypto Thematic ETF | Financial Exchanges & Data [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[2]
Schwab Crypto Thematic ETF | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[2]
Schwab Crypto Thematic ETF | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[2]
Schwab Crypto Thematic ETF | Transaction & Payment Processing Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[2]
Schwab Crypto Thematic ETF | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
Schwab Crypto Thematic ETF | Semiconductors [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[2]
Schwab Crypto Thematic ETF | Regional Banks [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[2]
Schwab Crypto Thematic ETF | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	73.70%	[2]
Schwab Crypto Thematic ETF | CANADA
Holdings [Line Items]
Percent of Total Investments	12.60%	[2]
Schwab Crypto Thematic ETF | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.80%	[2]
Schwab Crypto Thematic ETF | CHINA
Holdings [Line Items]
Percent of Total Investments	3.20%	[2]
Schwab Crypto Thematic ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[2]

[1]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[2]	Excludes derivatives.